UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/10

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

-          Dreyfus Large Cap Value Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
Global Real Estate
Securities Fund

SEMIANNUAL REPORT June 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Peter Zabierek and Dean Frankel, Portfolio Managers, Urdang Securities Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of –5.79%, Class C shares returned –6.00% and Class I shares returned –5.54%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of –4.23% for the same period.2

Global stocks—including those of real estate developers and real estate investment trusts—declined amid renewed economic concerns over the first half of 2010.The fund produced returns that were lower than its benchmark, mainly due to security selection.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. The fund normally invests at least 40% of its assets in companies located outside the United States, and invests in at least ten different countries.The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective and combines “bottom-up” real estate research with a RelativeValue Model that includes direct contact with the companies in the fund’s investable universe.

Global Equities Succumbed to Economic Pressures

Robust economic growth in the emerging markets and,to a lesser extent, the United States supported greater global manufacturing activity over the first half of 2010, fueling a mild economic recovery. However, the positive effects of the rebound on investor sentiment were more than offset by a number of global economic developments. A sovereign debt

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

crisis roiled Europe when Greece found itself unable to finance a heavy debt load, requiring intervention by the International Monetary Fund and European Union. Surging real estate markets in China, a primary engine of the global rebound, kindled inflationary pressures, and investors worried that remedial efforts might dampen economic growth in Asia. In the United States, mixed data regarding unemployment, retail sales and housing markets produced headwinds that threatened to constrain an already mild domestic recovery.

Real estate markets around the world generally reflected the strength of their local economies: property values, rents and occupancy rates generally rose in the Asia ex-Japan, while fundamentals mostly softened in Europe and Japan. While the United States and Canada continued to see bouts of weakness in residential property markets, commercial real estate markets showed signs of renewed strength, particularly in major business centers, over the first half of 2010.

Security Selections in Some Markets Dampened Returns

In this challenging environment, we continued to focus on real estate markets that, in our judgment, offered the greatest combination of strong growth and attractive prices.We found a number of such opportunities in Hong Kong, where a robust economy, strong retail sales and low unemployment supported property values, rents and occupancy rates.Yet, real estate stocks in Hong Kong were selling at a substantial discount, on average, to the underlying value of their real estate holdings, in part due to its vulnerability to unpredictable changes in government policy. We also found opportunities among high-quality properties in NewYork and London, where occupancy rates and property values climbed over the first six months of the year.

Conversely, the fund held underweighted exposure to Europe, where austerity measures stemming from the sovereign debt crisis may weigh on the regional economy. In our estimation, real estate stock prices in Europe were too richly valued relative to the risks of further deterioration of underlying fundamentals.

The fund’s top performers during the reporting period included a number of U.S. stocks, such as Essex Property Trust and Public Storage, which benefited from U.S. investors’ renewed focus on income-pro-

4

ducing stocks. However, weaker stock selections in other markets caused the fund to lag its benchmark during the reporting period. For example, the fund encountered disappointments in Henderson Land Development in Hong Kong and Goldcrest in Japan.

Seeking Opportunities in the World’s Healthier Markets

Although we remain aware of ongoing threats to the global economic recovery, we believe that a return to recessionary conditions is unlikely. Indeed, we have seen further improvements in real estate values, a trend we expect to continue over the foreseeable future. However, we believe market conditions and business fundamentals for real estate companies are likely to vary considerably from one region to another.As of the reporting period’s end, North American markets appear to have bottomed,Asia is generating robust growth and Europe faces significant challenges. Therefore, we have maintained our focus on companies with high-quality assets in some of the world’s stronger and more transparent markets.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1

Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in an index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.66	$ 11.30	$ 5.69
Ending value (after expenses)	$942.10	$940.00	$944.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.95	$ 11.73	$ 5.91
Ending value (after expenses)	$1,016.91	$1,013.14	$1,018.94

† Expenses are equal to the fund’s annualized expense ratio of 1.59% for Class A, 2.35% for Class C and 1.18%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

Common Stocks—96.0%	Shares	Value ($)
Australia—8.9%
CFS Retail Property Trust	344,520	548,100
Commonwealth Property Office Fund	1,281,960	1,003,555
Goodman Group	1,734,390	927,052
Mirvac Group	1,379,850	1,527,359
Stockland	331,370	1,037,623
Westfield Group	309,240	3,170,491
		8,214,180
Austria—.6%
Conwert Immobilien Invest	49,510	517,595
Canada—4.1%
Allied Properties Real Estate Investment Trust	12,810	235,972
Brookfield Properties	54,470	764,949
Chartwell Seniors Housing
Real Estate Investment Trust	261,270	1,759,716
RioCan Real Estate Investment Trust	56,990	1,019,294
		3,779,931
Finland—1.1%
Citycon	357,472	1,053,438
France—4.4%
Klepierre	21,360	586,430
Mercialys	28,310	803,009
Unibail-Rodamco	16,320	2,648,743
		4,038,182
Hong Kong—15.5%
Agile Property Holdings	550,000	571,408
China Overseas Land & Investment	556,600	1,049,312
China Resources Land	334,000	634,810
Hang Lung Properties	334,000	1,293,210
Henderson Land Development	308,000	1,819,466
Hongkong Land Holdings	412,000	2,051,760
Link REIT	179,000	445,954
New World Development	222,817	365,691
Shimao Property Holdings	396,000	623,478
Sun Hung Kai Properties	360,000	4,965,262
Wharf Holdings	82,000	401,739
		14,222,090

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—9.2%
Goldcrest	20,690	362,716
Kenedix Realty Investment	461	1,293,605
Mitsubishi Estate	155,000	2,186,111
Mitsui Fudosan	126,000	1,782,797
Nippon Building Fund	87	692,733
Nomura Real Estate Office Fund	121	606,266
Sumitomo Realty & Development	90,000	1,554,374
		8,478,602
Netherlands—.4%
Eurocommercial Properties	11,856	378,648
Singapore—4.9%
Allgreen Properties	731,000	538,076
Ascott Residence Trust	541,000	436,883
CapitaLand	706,000	1,816,337
CDL Hospitality Trusts	780,000	975,488
Suntec Real Estate Investment Trust	580,000	547,131
Yanlord Land Group	129,000	159,487
		4,473,402
Sweden—1.3%
Castellum	73,750	669,051
Wihlborgs Fastigheter	25,800	488,734
		1,157,785
Switzerland—1.0%
PSP Swiss Property	16,250	971,510
United Kingdom—5.1%
Big Yellow Group	92,380	403,527
British Land	239,080	1,528,306
Derwent London	22,580	419,475
Great Portland Estates	228,010	974,662
Hammerson	75,980	383,854
London & Stamford Property	263,570	463,107
Segro	140,330	528,576
		4,701,507
United States—39.5%
AMB Property	28,740 [a]	681,425
American Tower, Cl. A	19,150 [b]	852,175

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Apartment Investment &
Management, Cl. A	29,810 [a]	577,420
Boston Properties	24,910 [a]	1,777,079
Brandywine Realty Trust	66,770 [a]	717,777
Camden Property Trust	24,740 [a]	1,010,629
Colonial Properties Trust	36,240	526,567
Digital Realty Trust	14,870 [a]	857,702
Duke Realty	44,140 [a]	500,989
Equity Residential	56,290 [a]	2,343,916
Essex Property Trust	11,770 [a]	1,148,046
Federal Realty Investment Trust	7,340 [a]	515,782
HCP	29,460 [a]	950,085
Health Care REIT	15,440 [a]	650,333
Host Hotels & Resorts	69,450 [a]	936,186
HRPT Properties Trust	80,740 [a]	501,395
Kilroy Realty	27,360 [a]	813,413
Kimco Realty	102,550 [a]	1,378,272
LaSalle Hotel Properties	29,880 [a]	614,632
Macerich	34,290 [a]	1,279,703
Nationwide Health Properties	13,300 [a]	475,740
Pebblebrook Hotel Trust	17,530	330,441
ProLogis	136,340 [a]	1,381,124
Public Storage	36,370 [a]	3,197,287
Senior Housing Properties Trust	21,910 [a]	440,609
Simon Property Group	55,550 [a]	4,485,663
SL Green Realty	12,740 [a]	701,210
Starwood Hotels & Resorts Worldwide	21,040	871,687
Sunstone Hotel Investors	36,430 [b]	361,750
Taubman Centers	16,140 [a]	607,348
UDR	49,560 [a]	948,083
Ventas	20,050 [a]	941,347
Vornado Realty Trust	32,750 [a]	2,389,113
Weingarten Realty Investors	30,330 [a]	577,787
		36,342,715
Total Common Stocks
(cost $90,059,763)		88,329,585

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,370,000)	1,370,000 [c]	1,370,000

Total Investments (cost $91,429,763)	97.5%	89,699,585
Cash and Receivables (Net)	2.5%	2,254,304
Net Assets	100.0%	91,953,889

a	Investment in real estate investment trust.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified REITs	30.5	Self Storage	3.9
Office	12.2	Industrial	3.3
Retail	10.1	Shopping Centers	3.3
Multifamily	7.1	Specialty	1.9
Regional Malls	6.9	Money Market Investment	1.5
Health Care	5.7	Residential	1.4
Hotels	4.9
Real Estate Services	4.8		97.5

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	90,059,763	88,329,585
Affiliated issuers	1,370,000	1,370,000
Cash		95,316
Cash denominated in foreign currencies	1,576,721	1,574,237
Receivable for investment securities sold		1,304,474
Dividends and interest receivable		376,659
Receivable for shares of Common Stock subscribed		326,050
Prepaid expenses		12,059
		93,388,380
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		109,173
Payable for investment securities purchased		1,281,794
Payable for shares of Common Stock redeemed		12,728
Accrued expenses		30,796
		1,434,491
Net Assets ($)		91,953,889
Composition of Net Assets ($):
Paid-in capital		127,983,897
Accumulated distributions in excess of investment income—net		(1,477,943)
Accumulated net realized gain (loss) on investments		(32,823,953)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(1,728,112)
Net Assets ($)		91,953,889

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	672,408	37,541	91,243,940
Shares Outstanding	108,875	6,144	14,951,252
Net Asset Value Per Share ($)	6.18	6.11	6.10

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $65,785 foreign taxes withheld at source):
Unaffiliated issuers	1,653,887
Affiliated issuers	1,166
Total Income	1,655,053
Expenses:
Management fee—Note 3(a)	434,611
Custodian fees—Note 3(c)	51,760
Registration fees	21,547
Professional fees	20,263
Prospectus and shareholders’ reports	3,143
Directors’ fees and expenses—Note 3(d)	2,686
Loan commitment fees—Note 2	813
Shareholder servicing costs—Note 3(c)	797
Interest expense—Note 2	666
Distribution fees—Note 3(b)	163
Miscellaneous	7,096
Total Expenses	543,545
Less—reduction in expenses due to undertaking—Note 3(a)	(1,751)
Less—reduction in fees due to earnings credits—Note 1(c)	(5)
Net Expenses	541,789
Investment Income—Net	1,113,264
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	354,524
Net realized gain (loss) on forward foreign currency exchange contracts	14,225
Net Realized Gain (Loss)	368,749
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(6,831,740)
Net Realized and Unrealized Gain (Loss) on Investments	(6,462,991)
Net (Decrease) in Net Assets Resulting from Operations	(5,349,727)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	1,113,264	1,497,483
Net realized gain (loss) on investments	368,749	(13,762,255)
Net unrealized appreciation
(depreciation) on investments	(6,831,740)	31,879,246
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,349,727)	19,614,474
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(6,356)
Class C Shares	—	(1,525)
Class I Shares	(483,921)	(4,724,942)
Total Dividends	(483,921)	(4,732,823)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	569,784	310,436
Class C Shares	14,423	29,412
Class I Shares	22,119,858	32,835,308
Dividends reinvested:
Class A Shares	—	5,601
Class C Shares	—	1,132
Class I Shares	154,965	1,387,663
Cost of shares redeemed:
Class A Shares	(5,973)	(188,323)
Class C Shares	(11,793)	(2,031)
Class I Shares	(10,106,956)	(12,481,434)
Class T Shares	—	(5,553)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	12,734,308	21,892,211
Total Increase (Decrease) in Net Assets	6,900,660	36,773,862
Net Assets ($):
Beginning of Period	85,053,229	48,279,367
End of Period	91,953,889	85,053,229
Distributions in excess of investment income—net	(1,477,943)	(2,107,286)

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	85,129	52,973
Shares issued for dividends reinvested	—	853
Shares redeemed	(909)	(31,531)
Net Increase (Decrease) in Shares Outstanding	84,220	22,295
Class C
Shares sold	2,211	4,731
Shares issued for dividends reinvested	—	174
Shares redeemed	(1,915)	(342)
Net Increase (Decrease) in Shares Outstanding	296	4,563
Class I
Shares sold	3,396,105	5,600,709
Shares issued for dividends reinvested	23,198	217,545
Shares redeemed	(1,547,149)	(2,347,093)
Net Increase (Decrease) in Shares Outstanding	1,872,154	3,471,161
Class Tb
Shares redeemed	—	(1,285)
Net Increase (Decrease) in Shares Outstanding	—	(1,285)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 1,285 Class T shares representing $5,553 were converted to 1,285
Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund (“Hamilton Global Real Estate Securities Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Global Real Estate Securities Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
	June 30, 2010	Year Ended December 31,
Class A Shares†	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	6.56	5.02	9.04	10.00	10.00
Investment Operations:
Investment income—net[b]	.07	.08	.16	.18	—
Net realized and unrealized
gain (loss) on investments	(.45)	1.74	(4.08)	(.97)	—
Total from Investment Operations	(.38)	1.82	(3.92)	(.79)	—
Distributions:
Dividends from investment income—net	—	(.28)	(.10)	(.17)	—
Net asset value, end of period	6.18	6.56	5.02	9.04	10.00
Total Return (%)[c]	(5.79)[d]	36.38	(43.60)	(8.00)	—
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.39[e]	4.36	1.62	1.58	—
Ratio of net expenses to average net assets	1.59[e]	1.60	1.41	1.50	—
Ratio of net investment income
to average net assets	2.24[e]	1.44	1.83	1.87	—
Portfolio Turnover Rate	39.66[d]	97.43	79	73	—
Net Assets, end of period ($ x 1,000)	672	162	12	52	—[f]

† Represents information for Class A shares of the fund’s predecessor, Hamilton Global Real Estate Securities Fund, through September 12, 2008.
a From December 29, 2006 (commencement of operations) to December 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than $1,000.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2010	Year Ended December 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	6.50	5.02	7.78
Investment Operations:
Investment income—net[b]	.04	.04	.01
Net realized and unrealized
gain (loss) on investments	(.43)	1.75	(2.74)
Total from Investment Operations	(.39)	1.79	(2.73)
Distributions:
Dividends from investment income—net	—	(.31)	(.03)
Net asset value, end of period	6.11	6.50	5.02
Total Return (%)[c]	(6.00)[d]	35.35	(34.92)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.67[e]	2.91	2.46[e]
Ratio of net expenses to average net assets	2.35[e]	2.35	2.35[e]
Ratio of net investment income
to average net assets	1.29[e]	.71	.67[e]
Portfolio Turnover Rate	39.66[d]	97.43	79
Net Assets, end of period ($ x 1,000)	38	38	6

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
	June 30, 2010	Year Ended December 31,
Class I Shares†	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	6.49	5.02	9.04	10.00	10.00
Investment Operations:
Investment income—net[b]	.08	.14	.16	.20	—
Net realized and unrealized
gain (loss) on investments	(.44)	1.70	(4.06)	(.98)	—
Total from Investment Operations	(.36)	1.84	(3.90)	(.78)	—
Distributions:
Dividends from investment income—net	(.03)	(.37)	(.12)	(.18)	—
Net asset value, end of period	6.10	6.49	5.02	9.04	10.00
Total Return (%)	(5.54)[c]	36.94	(43.38)	(7.83)	—
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[d]	1.33	1.24	1.34	—
Ratio of net expenses to average net assets	1.18[d,e]	1.18	1.19	1.25	—
Ratio of net investment income
to average net assets	2.43[d]	2.55	2.24	1.97	—
Portfolio Turnover Rate	39.66[c]	97.43	79	73	—
Net Assets, end of period ($ x 1,000)	91,244	84,854	48,255	51,140	—[f]

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Global Real Estate Securities
Fund, through September 12, 2008.
a From December 29, 2006 (commencement of operations) to December 31, 2006.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f Amount represents less than $1,000.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Urdang Securities Management, Inc. (“Urdang”) serves as the fund’s sub-investment advisor. Urdang is a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authorita-

18

tive U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	36,342,715	—	—	36,342,715
Equity Securities—
Foreign†	39,168,205	12,818,665††	—	51,986,870
Mutual Funds	1,370,000	—	—	1,370,000

†	See Statement of Investments for country and industry classification.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital,and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

22

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($)	6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	240,000	17,160,000	16,030,000	1,370,000	1.5

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $26,947,170 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $561,698 of the carryover expires in fiscal 2015, $8,901,391 expires in fiscal 2016 and $17,484,081 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $4,732,823. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010 was approximately $89,000, with a related weighted average annualized interest rate of 1.51%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.

24

Dreyfus has contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.20%.

Dreyfus has also agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) do not exceed 1.35%.

The reduction in expenses, pursuant to the undertakings, amounted to $1,751 during the period ended June 30, 2010.

Pursuant to a sub-investment advisory agreement between Dreyfus and Urdang, Dreyfus pays Urdang a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended June 30, 2010, the Distributor retained $314 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets. During the period ended June 30, 2010, Class C shares were charged $163 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry pro-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fessional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2010, Class A and Class C shares were charged $525 and $54, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $796 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $71 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $51,760 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,474,Rule 12b-1 distribution plan fees $30,shareholder services plan fees $150, custodian fees $33,081, chief compliance officer fees $4,113 and transfer agency per account fees $328, which are offset against an expense reimbursement currently in effect in the amount of $2,003.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2010, amounted to $46,466,466 and $34,930,171, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.At June 30, 2010, there were no forward contracts outstanding.

At June 30, 2010, accumulated net unrealized depreciation on investments was $1,730,178, consisting of $4,808,624 gross unrealized appreciation and $6,538,802 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same at the cost for financial reporting purposes (see the Statement of Investments).

28

Dreyfus
Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Irene O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of –8.81%, Class C shares returned –8.94% and Class I shares returned –8.40%.1 In comparison, the Standard and Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, achieved a total return of –6.64%.2

Stocks encountered heightened volatility late in the reporting period when investors grew concerned regarding a number of threats to global economic growth. The fund produced lower returns than its benchmark, mainly due to shortfalls in our stock selection strategy in the financials, materials and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth.The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for above-average earnings and revenue growth; sustainable competitive advantage; strong or improving financial condition; and/or earnings power that is either unrecognized or underestimated by the market.

Global Economic Concerns Derailed Market Rally

The year began in the midst of an economic recovery as improved manufacturing activity, an apparent bottoming of residential housing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

prices and modest employment gains helped boost confidence among businesses, consumers and investors. Later in the reporting period, however, several developments threatened the economic rebound. First, Europe was roiled by a sovereign debt crisis when Greece had difficulty financing a heavy debt burden. Meanwhile, robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark local inflationary pressures, and investors grew worried that remedial measures might dampen Asian and global growth. Finally, in the United States, mixed economic data suggested that economic headwinds might constrain already mild growth.

These factors derailed a stock market rally that had driven U.S. stock prices higher through April. As investor sentiment deteriorated in May and June, stocks generally gave back all of the reporting period’s previous gains, ending the first six months of 2010 with moderate losses.

Constructive Posture Dampened Relative Performance

The fund began the reporting period with an emphasis on market segments that appeared poised to thrive in the economic rebound, including the energy, industrials and information technology sectors. However, this relatively constructive investment posture increased the fund’s sensitivity to market volatility during the downdraft, resulting in lower results than the S&P 500 Index for the reporting period overall.

In the financial sector, companies that participate in the capital markets—such as asset manager Invesco, custodial bank State Street Corp. and investment bank Morgan Stanley—bore the brunt of concerns regarding a potential return to bear market conditions. In addition, underweighted exposure to regional banks prevented the fund from participating fully in their relative strength. Among materials producers, chemical company Celanese and metals-and-mining giant Freeport McMoRan Copper & Gold declined along with commodity prices amid fears of a global economic slowdown. The fund’s results from the consumer discretionary sector were undermined by cruise line Carnival, which fell due to economic concerns, particularly in Europe, and the adverse effects of a strengthening U.S. dollar on the company’s overseas revenues. Similarly, slot machine maker International Game Technology was hurt by concerns that tourism would decline in a sluggish global economy.

4

The fund achieved better relative results in the industrials sector, where companies including Caterpillar, Eaton and Emerson Electric benefited from pent-up demand for new equipment after several years during which corporations had deferred purchases.The fund’s performance in the utilities sector was enhanced by natural gas company Questar, which realized improved shareholder value by splitting the company in two. Although the information technology sector generally suffered amid renewed economic concerns, the fund scored success with electronics innovator Apple, which advanced on the successful launch of the iPad mobile device.

Positioned for a Mild Recovery

Although we are concerned regarding recent economic and market setbacks, we believe a return to recession is unlikely.Therefore, as of the reporting period’s end,we have maintained overweighted exposure to the energy, industrials and information technology sectors. We have found fewer opportunities in the traditionally defensive utilities and telecommunications services sector, where we see challenges to earnings growth. In our view, these strategies position the fund for a continued, albeit sub-par, economic recovery in the United States and around the world.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.

Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through March 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.11	$ 9.85	$ 3.71
Ending value (after expenses)	$911.90	$910.60	$916.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 10.39	$ 3.91
Ending value (after expenses)	$1,017.36	$1,014.48	$1,020.93

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.08% for Class C and .78%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

Common Stocks—99.0%	Shares	Value ($)
Consumer Discretionary—9.6%
Carnival	70,300	2,125,872
International Game Technology	110,250 [a]	1,730,925
Johnson Controls	91,550	2,459,949
Lowe’s	97,310	1,987,070
Target	42,700	2,099,559
Walt Disney	94,250	2,968,875
Yum! Brands	48,370	1,888,365
		15,260,615
Consumer Staples—10.6%
Avon Products	71,190 [a]	1,886,535
Colgate-Palmolive	20,920	1,647,659
Costco Wholesale	35,200 [a]	1,930,016
Kraft Foods, Cl. A	62,940	1,762,320
PepsiCo	47,350	2,885,983
Philip Morris International	44,330	2,032,087
Procter & Gamble	42,395	2,542,852
Wal-Mart Stores	45,350	2,179,975
		16,867,427
Energy—12.2%
Chevron	28,000	1,900,080
Exxon Mobil	102,890	5,871,932
Halliburton	85,100	2,089,205
Occidental Petroleum	22,060	1,701,929
Plains Exploration & Production	67,290 [b]	1,386,847
Schlumberger	39,030	2,159,920
Southwestern Energy	71,090 [b]	2,746,918
Valero Energy	88,200	1,585,836
		19,442,667
Financial—15.9%
ACE	34,030	1,751,864
Aflac	50,510	2,155,262
American Express	58,045	2,304,386
Citigroup	646,700 [b]	2,431,592
Invesco	108,046	1,818,414
JPMorgan Chase & Co.	93,020	3,405,462

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Morgan Stanley	103,020	2,391,094
PNC Financial Services Group	49,310	2,786,015
State Street	48,970	1,656,165
U.S. Bancorp	82,250	1,838,288
Wells Fargo & Co.	104,800	2,682,880
		25,221,422
Health Care—12.1%
Abbott Laboratories	41,780	1,954,468
Allergan	43,300	2,522,658
Cardinal Health	58,280	1,958,791
Covidien	39,130	1,572,243
Johnson & Johnson	34,700	2,049,382
Medtronic	37,520	1,360,850
Merck & Co.	67,833	2,372,120
Pfizer	106,900	1,524,394
Teva Pharmaceutical Industries, ADR	41,730	2,169,543
Thermo Fisher Scientific	33,940 [b]	1,664,757
		19,149,206
Industrial—11.3%
Caterpillar	36,540 [a]	2,194,958
Deere & Co.	30,100	1,675,968
Eaton	37,750	2,470,360
Emerson Electric	51,750	2,260,958
General Electric	167,330	2,412,899
Honeywell International	48,570	1,895,687
Union Pacific	36,900	2,564,919
United Technologies	36,970	2,399,723
		17,875,472
Information Technology—20.7%
Accenture, Cl. A	49,350	1,907,377
Apple	25,920 [b]	6,519,658
Corning	120,620	1,948,013
F5 Networks	23,230 [a,b]	1,592,881

8

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Google, Cl. A	8,610 [b]	3,831,020
Hewlett-Packard	39,130	1,693,546
Intel	187,180	3,640,651
International Business Machines	14,980	1,849,730
Juniper Networks	63,210 [b]	1,442,452
Marvell Technology Group	90,770 [b]	1,430,535
MasterCard, Cl. A	7,530 [a]	1,502,461
Microsoft	87,270	2,008,083
Salesforce.com	23,380 [b]	2,006,472
Texas Instruments	66,030	1,537,178
		32,910,057
Materials—3.0%
Air Products & Chemicals	31,200	2,022,072
Celanese, Ser. A	55,700	1,387,487
Freeport-McMoRan Copper & Gold	23,240	1,374,181
		4,783,740
Telecommunication Services—1.3%
AT & T	46,580	1,126,770
Verizon Communications	33,600	941,472
		2,068,242
Utilities—2.3%
Questar	40,210 [a]	1,829,153
Sempra Energy	39,050	1,827,150
		3,656,303
Total Common Stocks
(cost $168,636,138)		157,235,151

Other Investment—1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,660,000)	1,660,000 [c]	1,660,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,734,828)	2,734,828 [c]	2,734,828

Total Investments (cost $173,030,966)	101.7%	161,629,979
Liabilities, Less Cash and Receivables	(1.7%)	(2,740,696)
Net Assets	100.0%	158,889,283

ADR—American Depository Receipts

a Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is
$2,631,701 and the total market value of the collateral held by the fund is $2,734,828.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.7	Consumer Discretionary	9.6
Financial	15.9	Materials	3.0
Energy	12.2	Money Market Investments	2.7
Health Care	12.1	Utilities	2.3
Industrial	11.3	Telecommunication Services	1.3
Consumer Staples	10.6		101.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,631,701)—Note 1(b):
Unaffiliated issuers	168,636,138	157,235,151
Affiliated issuers	4,394,828	4,394,828
Cash		63,805
Receivable for investment securities sold		341,157
Dividends and interest receivable		333,427
Receivable for shares of Common Stock subscribed		13,764
Prepaid expenses		16,326
		162,398,458
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		110,909
Liability for securities on loan—Note 1(b)		2,734,828
Payable for investment securities purchased		556,848
Payable for shares of Common Stock redeemed		48,000
Accrued expenses		58,590
		3,509,175
Net Assets ($)		158,889,283
Composition of Net Assets ($):
Paid-in capital		244,766,908
Accumulated undistributed investment income—net		866,322
Accumulated net realized gain (loss) on investments		(75,342,960)
Accumulated net unrealized appreciation
(depreciation) on investments		(11,400,987)
Net Assets ($)		158,889,283

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	269,843	43,535	158,575,905
Shares Outstanding	32,623	5,136	18,362,086
Net Asset Value Per Share ($)	8.27	8.48	8.64

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,594 foreign taxes withheld at source):
Unaffiliated issuers	1,573,675
Affiliated issuers	1,105
Income from securities lending—Note 1(b)	634
Total Income	1,575,414
Expenses:
Management fee—Note 3(a)	630,614
Registration fees	39,817
Shareholder servicing costs—Note 3(c)	17,808
Prospectus and shareholders’ reports	16,645
Professional fees	15,501
Custodian fees—Note 3(c)	13,086
Directors’ fees and expenses—Note 3(d)	6,679
Loan commitment fees—Note 2	2,476
Interest expense—Note 2	794
Distribution fees—Note 3(b)	171
Miscellaneous	6,673
Total Expenses	750,264
Less—reduction in expenses due to undertaking—Note 3(a)	(42,584)
Less—reduction in fees due to earnings credits—Note 1(b)	(60)
Net Expenses	707,620
Investment Income—Net	867,794
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,707,315
Net realized gain (loss) on options transactions	16,335
Net Realized Gain (Loss)	2,723,650
Net unrealized appreciation (depreciation) on investments	(18,001,503)
Net Realized and Unrealized Gain (Loss) on Investments	(15,277,853)
Net (Decrease) in Net Assets Resulting from Operations	(14,410,059)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	867,794	2,335,006
Net realized gain (loss) on investments	2,723,650	(32,848,964)
Net unrealized appreciation
(depreciation) on investments	(18,001,503)	68,408,414
Net Increase (Decrease) in Net Assets
Resulting from Operations	(14,410,059)	37,894,456
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,593)	—
Class C Shares	(465)	—
Class I Shares	(2,333,420)	—
Total Dividends	(2,336,478)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	42,452	43,662
Class C Shares	11,035	26,470
Class I Shares	13,604,526	31,165,090
Dividends reinvested:
Class A Shares	2,438	—
Class C Shares	383	—
Class I Shares	395,348	—
Cost of shares redeemed:
Class A Shares	(8,225)	(5,891)
Class C Shares	(166)	—
Class I Shares	(23,166,052)	(88,597,716)
Class T Shares	—	(6,163)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,118,261)	(57,374,548)
Total Increase (Decrease) in Net Assets	(25,864,798)	(19,480,092)
Net Assets ($):
Beginning of Period	184,754,081	204,234,173
End of Period	158,889,283	184,754,081
Undistributed investment income—net	866,322	2,335,006

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	4,643	5,669
Shares issued for dividends reinvested	259	—
Shares redeemed	(914)	(724)
Net Increase (Decrease) in Shares Outstanding	3,988	4,945
Class C
Shares sold	1,225	2,984
Shares issued for dividends reinvested	39	—
Shares redeemed	(17)	—
Net Increase (Decrease) in Shares Outstanding	1,247	2,984
Class I
Shares sold	1,396,032	3,984,033
Shares issued for dividends reinvested	40,218	—
Shares redeemed	(2,394,767)	(12,243,969)
Net Increase (Decrease) in Shares Outstanding	(958,517)	(8,259,936)
Class Tb
Shares redeemed	—	(905)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 905 Class T shares representing $6,163 were converted to 912
Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class A Shares†	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.14	7.16	14.61	14.42	13.35	13.22
Investment Operations:
Investment income—net[a]	.01	.05	.12	.10	.10	.10
Net realized and unrealized
gain (loss) on investments	(.80)	1.93	(6.80)	1.48	2.03	.73
Total from Investment Operations	(.79)	1.98	(6.68)	1.58	2.13	.83
Distributions:
Dividends from
investment income—net	(.08)	—	(.09)	(.10)	(.08)	(.15)
Dividends from net realized
gain on investments	—	—	(.56)	(1.29)	(.98)	(.55)
Return of capital	—	—	(.12)	—	—	—
Total Distributions	(.08)	—	(.77)	(1.39)	(1.06)	(.70)
Net asset value, end of period	8.27	9.14	7.16	14.61	14.42	13.35
Total Return (%)[b]	(8.81)[c]	27.62	(47.50)	10.94	16.11	6.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.55[d]	3.75	1.11	1.04	1.03	1.04
Ratio of net expenses
to average net assets	1.50[d]	1.50	1.03	1.04	1.03	1.04
Ratio of net investment income
to average net assets	.25[d]	.61	.99	.69	.69	.75
Portfolio Turnover Rate	19.46[c]	59.68	77	66	53	52
Net Assets, end of period
($ x 1,000)	270	262	170	27,391	28,389	28,980

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30 2010	Year Ended December 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.40	7.38	11.05
Investment Operations:
Investment income (loss)—net[b]	(.02)	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	(.81)	2.02	(3.69)
Total from Investment Operations	(.83)	2.02	(3.67)
Distributions:
Dividends from investment income—net	(.09)	—	—
Net asset value, end of period	8.48	9.40	7.38
Total Return (%)[d]	(8.94)[e]	27.37	(33.21)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.17[f]	2.26	1.88[f]
Ratio of net expenses to average net assets	2.08[f]	2.02	1.86[f]
Ratio of net investment income (loss)
to average net assets	(.33)[f]	(.02)	.85[f]
Portfolio Turnover Rate	19.46[e]	59.68	77
Net Assets, end of period ($ x 1,000)	44	37	7

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2010			Year Ended December 31,
Class I Shares†	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.55	7.40	14.66	14.46	13.38	13.26
Investment Operations:
Investment income—net[a]	.05	.11	.16	.14	.13	.13
Net realized and unrealized
gain (loss) on investments	(.84)	2.04	(6.63)	1.49	2.05	.72
Total from Investment Operations	(.79)	2.15	(6.47)	1.63	2.18	.85
Distributions:
Dividends from
investment income—net	(.12)	—	(.11)	(.14)	(.12)	(.18)
Dividends from net realized
gain on investments	—	—	(.56)	(1.29)	(.98)	(.55)
Return of capital	—	—	(.12)	—	—	—
Total Distributions	(.12)	—	(.79)	(1.43)	(1.10)	(.73)
Net asset value, end of period	8.64	9.55	7.40	14.66	14.46	13.38
Total Return (%)	(8.40)[b]	29.05	(45.91)	11.27	16.43	6.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[c]	.86	.80	.79	.78	.79
Ratio of net expenses
to average net assets	.78[c]	.78	.79	.79	.78	.79
Ratio of net investment income
to average net assets	.96[c]	1.37	1.41	.94	.93	.99
Portfolio Turnover Rate	19.46[b]	59.68	77	66	53	52
Net Assets, end of period
($ x 1,000)	158,576	184,456	204,051	401,002	385,132	360,168

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is long-term capital apprecia-tion.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock. The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,842 Class A and 905 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authorita-

18

tive U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	155,065,608	—	—	155,065,608
Equity Securities—
Foreign†	2,169,543	—	—	2,169,543
Mutual Funds	4,394,828	—	—	4,394,828

†	See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of New York Mellon earned $272 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

22

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($)	6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	847,000	17,474,000	16,661,000	1,660,000	1.0
Dreyfus
Institutional
Cash
Advantage
Fund	—	41,291,287	38,556,459	2,734,828	1.7
Total	847,000	58,765,287	55,217,459	4,394,828	2.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $76,774,141, available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $6,041,050 of the carryover expires in fiscal 2016 and $70,733,091 expires in fiscal 2017.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010, was approximately $106,100 with a related weighted average annualized interest rate of 1.51%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

24

The Manager has contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .79%.

In addition, the Manager has agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25%.

The reduction in expenses, pursuant to the undertakings, amounted to $42,584 during the period ended June 30, 2010.

During the period ended June 30, 2010, the Distributor retained $114 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended June 30, 2010, Class C shares were charged $171, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2010, Class A and Class C shares were charged $355 and $57, respectively, pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $8,810 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $866 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $60.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $13,086 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $96,089,Rule 12b-1 distribution plan fees $28,shareholder services plan fees $67, custodian fees $8,954, chief compliance officer fees $4,113 and transfer agency per account fees $5,396, which are offset against an expense reimbursement currently in effect in the amount of $3,738.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2010, amounted to $34,368,352 and $44,402,586, respectively.

26

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options con-tracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial instrument underlying the option. Generally, the fund realizes a gain,to the extent of the premium,if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2010:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2009	—	—
Contracts written	135	16,335
Contracts terminated:
Contracts expired	135	16,335	—	16,335
Contracts Outstanding
June 30, 2010	—	—

At June 30, 2010, accumulated net unrealized depreciation on investments was $11,400,987, consisting of $11,120,215 gross unrealized appreciation and $22,521,202 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

Dreyfus
Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Irene O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of –7.89%, Class C shares returned –7.99%, and Class I shares returned –7.53%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of –7.65%.2

Stocks encountered heightened volatility late in the reporting period when investors grew concerned regarding a number of threats to global economic growth.The fund’s Class I shares produced modestly higher returns than its benchmark, mainly due to successful stock selections in the materials, industrials and information technology sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth.The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for accelerating earnings and revenue growth, favorable market positions, improving operating efficiencies, and/or increasing earnings per share.

Global Economic Concerns Derailed Market Rally

The year began in the midst of an economic recovery as improved manufacturing activity, an apparent bottoming of residential housing prices and modest employment gains helped boost confidence among

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

businesses, consumers and investors. Later in the reporting period, however, several developments threatened the economic rebound. Europe was roiled by a sovereign debt crisis when Greece and other nations had difficulty financing heavy debt burdens and required intervention by the International Monetary Fund and European Union. Meanwhile, robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark inflationary pressures in local real estate markets, and investors grew worried that remedial measures might dampen Asian and global growth. Finally, in the United States, mixed economic data regarding unemployment, retail sales and housing markets suggested that economic headwinds might constrain already mild growth.

These factors derailed a market rally that had driven U.S. stock prices higher through April. As investor sentiment deteriorated in May and June, stocks generally gave back all of the reporting period’s previous gains, ending the first six months of 2010 with moderate losses.

Constructive Posture Bolstered Relative Performance

The fund began the reporting period with an emphasis on market segments that appeared poised to thrive in the economic rebound, including the materials, industrials and information technology sectors. Although this relatively constructive investment posture increased the fund’s sensitivity to market volatility during the downdraft,gains achieved earlier in 2010 enabled the fund’s Class I shares to outperform the Russell 1000 Growth Index for the reporting period overall.

Among materials stocks, iron ore producer Cliffs Natural Resources benefited from robust demand for a relatively limited supply of the commodity. Industrial companies including Caterpillar and Honeywell International benefited from pent-up demand for new equipment after several years during which corporations had deferred purchases. The fund’s performance in the utilities sector was enhanced by natural gas company Questar,which realized improved shareholder value by splitting the company in two. Results from the information technology sector benefited from overweighted exposure to electronics innovator Apple, which advanced on the successful launch of the iPad mobile device; enterprise software developer Salesforce.com, which grew as more companies turned to “cloud computing”; and outsourcing specialist Cognizant Technology Solutions, which gained value as restructuring corporations sought to reduce costs.

Relative strength in these areas was offset to a degree by shortfalls other market segments. The fund’s results from the consumer discretionary sector were undermined when slot machines maker International Game Technology encountered concerns that tourism might decline in a sluggish global economy. In the financial sector, companies such as asset manager Invesco and municipal bond insurer Assured Guaranty bore the brunt of concerns regarding potentially deteriorating credit conditions.

Positioned for a Mild Recovery

Although we are concerned regarding recent economic and market setbacks, we believe a return to recession is unlikely.Therefore, as of the reporting period’s end, we have continued to seek growth opportunities in the energy, industrials and information technology sectors. We have found fewer stocks meeting our growth-oriented criteria in the traditionally defensive health care, consumer staples and telecommunications services sector, where we see challenges to earnings growth. In our view, these strategies position the fund for a continued, albeit subpar, economic recovery in the United States and around the world.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.

Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.24	$ 10.38	$ 4.25
Ending value (after expenses)	$921.10	$920.10	$924.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.60	$ 10.89	$ 4.46
Ending value (after expenses)	$1,017.26	$1,013.98	$1,020.38

† Expenses are equal to the fund’s annualized expense ratio of 1.52% for Class A, 2.18% for Class C and .89%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

Common Stocks—99.2%	Shares	Value ($)
Consumer Discretionary—10.1%
Amazon.com	2,850 [a]	311,391
International Game Technology	41,610 [b]	653,277
J Crew Group	11,500 [a,b]	423,315
Lowe’s	34,850	711,637
McDonald’s	6,360	418,933
Target	17,680	869,326
Walt Disney	23,600	743,400
Yum! Brands	14,650	571,936
		4,703,215
Consumer Staples—12.4%
Avon Products	26,470	701,455
Coca-Cola	8,360	419,003
Colgate-Palmolive	6,960	548,170
Costco Wholesale	12,200	668,926
Kellogg	12,470	627,241
PepsiCo	15,690	956,305
Philip Morris International	20,540	941,554
Wal-Mart Stores	18,540	891,218
		5,753,872
Energy—10.7%
Exxon Mobil	27,390	1,563,147
Halliburton	25,400	623,570
Newfield Exploration	11,700 [a]	571,662
Occidental Petroleum	5,950	459,042
Schlumberger	12,110	670,167
Southwestern Energy	17,210 [a]	664,994
Weatherford International	33,500 [a]	440,190
		4,992,772
Financial—6.1%
American Express	13,205	524,239
Assured Guaranty	28,200 [b]	374,214
Host Hotels & Resorts	35,900 [c]	483,932

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
IntercontinentalExchange	4,700 [a]	531,241
Invesco	31,128	523,884
MasterCard, Cl. A	1,950	389,084
		2,826,594
Health Care—11.6%
Abbott Laboratories	12,100	566,038
Allergan	7,000	407,820
Amgen	8,770 [a]	461,302
C.R. Bard	6,360	493,091
Cardinal Health	17,780	597,586
Celgene	8,180 [a]	415,708
Medco Health Solutions	8,480 [a]	467,078
Medtronic	9,610	348,555
Merck & Co.	13,830	483,635
Teva Pharmaceutical Industries, ADR	11,070	575,529
Thermo Fisher Scientific	12,070 [a]	592,034
		5,408,376
Industrial—11.6%
Caterpillar	16,110	967,728
Danaher	15,860	588,723
Honeywell International	22,270	869,198
Ingersoll-Rand	16,670 [b]	574,948
Parker Hannifin	12,790	709,333
Union Pacific	12,780	888,338
United Technologies	11,890	771,780
		5,370,048
Information Technology—32.2%
Accenture, Cl. A	13,240	511,726
Apple	10,980 [a]	2,761,799
Cisco Systems	22,950 [a]	489,065

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Cognizant Technology
Solutions, Cl. A	16,270 [a]	814,476
Corning	35,100	566,865
F5 Networks	7,050 [a]	483,419
Google, Cl. A	3,340 [a]	1,486,133
Hewlett-Packard	19,150	828,812
Intel	61,350	1,193,258
International Business Machines	8,390	1,035,997
Juniper Networks	18,600 [a]	424,452
Marvell Technology Group	41,520 [a]	654,355
Microsoft	46,250	1,064,213
Salesforce.com	12,260 [a]	1,052,153
SanDisk	15,860 [a]	667,230
Seagate Technology	26,700 [a]	348,168
Teradata	18,690 [a]	569,671
		14,951,792
Materials—3.0%
Cliffs Natural Resources	15,670	738,997
Praxair	8,760	665,672
		1,404,669
Utilities—1.5%
Questar	15,000	682,350
Total Common Stocks
(cost $46,806,685)		46,093,688

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $227,000)	227,000 [d]	227,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,360,184)	1,360,184 [d]	1,360,184
Total Investments (cost $48,393,869)	102.6%	47,680,872
Liabilities, Less Cash and Receivables	(2.6%)	(1,189,503)
Net Assets	100.0%	46,491,369

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is
$1,823,179 and the total market value of the collateral held by the fund is $1,900,292, consisting of cash collateral of $1,360,184 and U.S. Government and agencies securities valued at $540,108.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	32.2	Financial	6.1
Consumer Staples	12.4	Money Market Investments	3.4
Industrial	11.6	Materials	3.0
Health Care	11.6	Utilities	1.5
Energy	10.7
Consumer Discretionary	10.1		102.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,823,179)—Note 1(b):
Unaffiliated issuers	46,806,685	46,093,688
Affiliated issuers	1,587,184	1,587,184
Cash		5,039
Receivable for investment securities sold		435,374
Dividends and interest receivable		40,762
Receivable for shares of Common Stock subscribed		165
Prepaid expenses		138,410
		48,300,622
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		42,600
Liability for securities on loan—Note 1(b)		1,360,184
Payable for investment securities purchased		364,129
Payable for shares of Common Stock redeemed		4,289
Accrued expenses		38,051
		1,809,253
Net Assets ($)		46,491,369
Composition of Net Assets ($):
Paid-in capital		57,619,425
Accumulated undistributed investment income—net		171,924
Accumulated net realized gain (loss) on investments		(10,586,983)
Accumulated net unrealized appreciation
(depreciation) on investments		(712,997)
Net Assets ($)		46,491,369

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	319,217	82,394	46,089,758
Shares Outstanding	58,560	15,088	8,320,988
Net Asset Value Per Share ($)	5.45	5.46	5.54

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $674 foreign taxes withheld at source):
Unaffiliated issuers	522,893
Affiliated issuers	304
Income from securities lending—Note 1(b)	350
Total Income	523,547
Expenses:
Management fee—Note 3(a)	275,478
Registration fees	20,825
Auditing fees	19,451
Custodian fees—Note 3(c)	10,150
Interest expense—Note 2	5,024
Shareholder servicing costs—Note 3(c)	4,975
Prospectus and shareholders’ reports	4,621
Directors’ fees and expenses—Note 3(d)	3,887
Legal fees	2,251
Loan commitment fees—Note 2	1,109
Distribution fees—Note 3(b)	350
Miscellaneous	5,064
Total Expenses	353,185
Less—reduction in expenses due to undertaking—Note 3(a)	(3,040)
Less—reduction in fees due to earnings credits—Note 1(b)	(33)
Net Expenses	350,112
Investment Income—Net	173,435
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,310,286
Net realized gain (loss) on options transactions	9,075
Net Realized Gain (Loss)	10,319,361
Net unrealized appreciation (depreciation) on investments	(12,445,592)
Net Realized and Unrealized Gain (Loss) on Investments	(2,126,231)
Net (Decrease) in Net Assets Resulting from Operations	(1,952,796)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	173,435	599,691
Net realized gain (loss) on investments	10,319,361	(9,128,294)
Net unrealized appreciation
(depreciation) on investments	(12,445,592)	33,824,576
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,952,796)	25,295,973
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,213)	—
Class C Shares	(98)	—
Class I Shares	(599,891)	—
Total Dividends	(601,202)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	94,982	216,832
Class C Shares	27,583	56,685
Class I Shares	846,948	15,595,998
Dividends reinvested:
Class A Shares	1,130	—
Class C Shares	89	—
Class I Shares	165,638	—
Cost of shares redeemed:
Class A Shares	(24,810)	(20)
Class C Shares	(19,248)	(261)
Class I Shares	(44,211,276)	(24,312,390)
Class T Shares	—	(6,620)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(43,118,964)	(8,449,776)
Total Increase (Decrease) in Net Assets	(45,672,962)	16,846,197
Net Assets ($):
Beginning of Period	92,164,331	75,318,134
End of Period	46,491,369	92,164,331
Undistributed investment income—net	171,924	599,691

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	15,481	45,337
Shares issued for dividends reinvested	184	—
Shares redeemed	(4,016)	(3)
Net Increase (Decrease) in Shares Outstanding	11,649	45,334
Class C
Shares sold	4,399	11,199
Shares issued for dividends reinvested	15	—
Shares redeemed	(3,235)	(2)
Net Increase (Decrease) in Shares Outstanding	1,179	11,197
Class I
Shares sold	121,241	3,256,598
Shares issued for dividends reinvested	26,544	—
Shares redeemed	(7,045,119)	(4,978,911)
Net Increase (Decrease) in Shares Outstanding	(6,897,334)	(1,722,313)
Class Tb
Shares sold	—	—
Shares redeemed	—	(1,558)
Net Increase (Decrease) in Shares Outstanding	—	(1,558)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 1,558 Class T shares representing $6,620 were converted to 1,572
Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, repectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class A Shares†	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	5.94	4.40	8.10	7.64	7.65	9.52
Investment Operations:
Investment income (loss)—net[a]	.00[b]	.01	.02	.01	.00[b]	(.01)
Net realized and unrealized
gain (loss) on investments	(.47)	1.53	(3.28)	1.35	.44	(.01)
Total from Investment Operations	(.47)	1.54	(3.26)	1.36	.44	(.02)
Distributions:
Dividends from
investment income—net	(.02)	—	(.01)	(.01)	(.00)[b]	—
Dividends from net realized
gain on investments	—	—	(.35)	(.89)	(.45)	(1.85)
Return of Capital	—	—	(.08)	—	—	—
Total Distributions	(.02)	—	(.44)	(.90)	(.45)	(1.85)
Net asset value, end of period	5.45	5.94	4.40	8.10	7.64	7.65
Total Return (%)[c]	(7.89)[d]	35.00	(41.90)	17.79	6.04	(.13)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[e]	2.37	1.10	1.10	1.09	1.08
Ratio of net expenses
to average net assets	1.52[e]	1.47	1.10[f]	1.10	1.09	1.08
Ratio of net investment income
(loss) to average net assets	(.14)[e]	.12	.20	.10	.06	(.06)
Portfolio Turnover Rate	24.94[d]	82.53	78	52	51	101
Net Assets, end of period
($ x 1,000)	319	279	7	4,127	5,487	8,126

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2010	Year Ended December 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	5.95	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.03)	(.03)	.00[c]
Net realized and unrealized
gain (loss) on investments	(.45)	1.55	(1.99)
Total from Investment Operations	(.48)	1.52	(1.99)
Distributions:
Dividends from investment income—net	(.01)	—	—
Net asset value, end of period	5.46	5.95	4.43
Total Return (%)[d]	(7.99)[e]	34.09	(31.00)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.18[f]	2.06	2.01[f]
Ratio of net expenses to average net assets	2.18[f,g]	2.06	1.91[f]
Ratio of net investment income
(loss) to average net assets	(.81)[f]	(.48)	.04[f]
Portfolio Turnover Rate	24.94[e]	82.53	78
Net Assets, end of period ($ x 1,000)	82	83	12

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class I Shares†	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	6.03	4.44	8.20	7.72	7.73	9.60
Investment Operations:
Investment income—net[a]	.01	.04	.04	.03	.02	.02
Net realized and unrealized
gain (loss) on investments	(.46)	1.55	(3.34)	1.37	.45	(.02)
Total from Investment Operations	(.45)	1.59	(3.30)	1.40	.47	—
Distributions:
Dividends from
investment income—net	(.04)	—	(.03)	(.03)	(.03)	(.02)
Dividends from net realized
gain on investments	—	—	(.35)	(.89)	(.45)	(1.85)
Return of Capital	—	—	(.08)	—	—	—
Total Distributions	(.04)	—	(.46)	(.92)	(.48)	(1.87)
Net asset value, end of period	5.54	6.03	4.44	8.20	7.72	7.73
Total Return (%)	(7.53)[b]	35.81	(42.03)	18.18	6.29	.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[c]	.88	.86	.85	.84	.82
Ratio of net expenses
to average net assets	.89[c,d]	.87	.84	.85	.84	.82
Ratio of net investment income
to average net assets	.44[c]	.75	.61	.34	.30	.19
Portfolio Turnover Rate	24.94[b]	82.53	78	52	51	101
Net Assets, end of period
($ x 1,000)	46,090	91,803	75,292	138,729	143,479	205,786

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is long-term capital apprecia-tion.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2010, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 3,149 Class A and 1,558 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	45,518,159	—	—	45,518,159
Equity Securities—
Foreign†	575,529	—	—	575,529
Mutual Funds	1,587,184	—	—	1,587,184

†	See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of New York Mellon earned $150 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($)	6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	353,000	7,231,000	7,357,000	227,000.5
Dreyfus
Institutional
Cash
Advantage
Fund	—	7,884,471	6,524,287	1,360,184	2.9
Total	353,000	15,115,471	13,881,287	1,587,184	3.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $20,562,363 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $5,003,788 of the carryover expires in fiscal 2016 and $15,558,575 expires in fiscal 2017.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010 was approximately $679,000, with a related weighted average annualized interest rate of 1.49%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .87%.

In addition, the Manager has agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25%.

The reduction in expenses, pursuant to the undertakings, amounted to $3,040 during the period ended June 30, 2010.

During the period ended June 30, 2010, the Distributor retained $341 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets. During the period ended June 30, 2010, Class C shares were charged $350 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2010, Class A and Class C shares were charged $395 and $117, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $3,379 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $469 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $33.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $10,150 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

$29,016, Rule 12b-1 distribution plan fees $60, shareholder services plan fees $90, custodian fees $6,768, chief compliance officer fees $4,113 and transfer agency per account fees $2,553.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2010, amounted to $19,015,283 and $62,050,372, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations. At June 30, 2010, there were no options contracts outstanding.

At June 30, 2010, accumulated net unrealized depreciation on investments was $712,997, consisting of $4,072,867 gross unrealized appreciation and $4,785,864 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same at the cost for financial reporting purposes (see the Statement of Investment).

The Fund 29

Dreyfus

Large Cap Value Fund

SEMIANNUAL REPORT June 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large CapValue Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Julianne McHugh and Brian Ferguson, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Large CapValue Fund’s Class A shares produced a total return of –7.54%, Class C shares returned –8.11% and Class I shares returned –7.38%.1 In comparison,the fund’s benchmark, the Russell 1000Value Index (the “Index”), produced a total return of –5.12% for the same period.2

Stocks encountered heightened volatility late in the reporting period when investors grew concerned regarding a number of threats to global economic growth. The fund produced lower returns than its benchmark, mainly due to shortfalls in our stock selection strategy in the consumer discretionary and financials sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation; its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in equity securities of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 20% of its assets in equity securities of foreign issuers, including those in emerging markets.

When choosing stocks, we focus on individual stock selection (a “bottom up” approach) rather than forecasting stock market trends.We employ a three-step value screening process that seeks to identify the stocks of companies that are underpriced relative to their intrinsic worth or business prospects, and that exhibit sound business fundamentals, positive business momentum or a catalyst that may trigger an improving stock price.

Global Economic Concerns Derailed Market Rally

The year 2010 began in the midst of an economic recovery as improved manufacturing activity, an apparent bottoming of residential housing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

prices and modest employment gains helped boost confidence among businesses, consumers and investors.At the same time, however, several developments seemed to threaten the economic rebound. First, Europe was roiled by a sovereign debt crisis when Greece and other nations found themselves unable to finance heavy debt burdens. Meanwhile, robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark local inflationary pressures, and investors grew worried that remedial measures might dampen the region’s growth. Finally, in the United States, a number of mixed economic indicators suggested that economic headwinds might constrain already mild growth. Consequently, large-cap stocks, which had rallied in the first quarter of the year, generally gave back their previous gains in the second quarter.

Positioned for a Mild Recovery

The fund began the reporting period with an emphasis on market sectors and individual companies that appeared poised to thrive in the economic rebound. However, this constructive investment bias led to some lagging investments in some sectors.

Among consumer discretionary stocks, we had established positions in industry leaders—such as News Corp. and Omnicom Group—in light of their attractive valuations, but these economically sensitive companies were hurt when investors began to question the rebound’s sustainability. In the financials sector, lack of exposure to real estate investment trusts (REITs) prevented the fund from participating in the industry’s relative strength. REITs had responded positively to investors’ more optimistic outlook for the commercial real estate market, a view we do not necessarily share. In addition, our preference for national banks over their regional counterparts contributed to the fund’s underper-formance when the capital markets faltered and regulatory uncertainty intensified. In other sectors, technology giant Microsoft lost value after off-hand remarks by the company’s CEO may have been misinterpreted by investors.

The fund achieved more positive results in the energy sector, where we favored growth-oriented oil producers such as Occidental Petroleum over integrated oil-and-gas companies, particularly Exxon Mobil. In

4

the telecommunications services sector, the fund benefited from our preference for AT&T over rival Verizon Communications.The market apparently agreed with us that AT&T enjoys better business prospects, stemming in part from its relationship with electronics innovator Apple.

Preparing for Bouts of Volatility

Although we remain optimistic about the long-term prospects of the U.S. economy and stock market, we adopted a somewhat more defensive investment posture when headlines became more negative.We are aware of the risk that depressed sentiment could cause businesses to become more cautious in their investments and capital spending, and we intend to monitor developments carefully.

Nonetheless,we have continued to uncover what we believe to be attractive values among fundamentally strong companies. Indeed, we would regard any further market pullbacks as opportunities to purchase shares of such companies at more compelling prices.We recently have identified a number of opportunities in the energy sector,where supply-and-demand dynamics remain favorable.We have found fewer companies meeting our value-oriented criteria in the technology sector.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Value Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.44	$ 10.75	$ 3.87
Ending value (after expenses)	$924.60	$918.90	$926.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.76	$ 11.28	$ 4.06
Ending value (after expenses)	$1,018.10	$1,013.59	$1,020.78

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.26% for Class C and .81%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)
Consumer Discretionary—11.1%
Best Buy	14,350	485,891
Carnival	30,700	928,368
Home Depot	28,490	799,714
Johnson Controls	31,130	836,463
Mattel	20,990	444,148
News, Cl. A	72,690	869,372
Omnicom Group	37,440	1,284,192
Staples	21,110	402,146
Target	12,840	631,343
Time Warner	62,670	1,811,790
Walt Disney	13,130	413,595
Whirlpool	4,560	400,459
		9,307,481
Consumer Staples—8.1%
Clorox	14,410	895,726
CVS Caremark	41,390	1,213,555
Dr. Pepper Snapple Group	18,400	687,976
Kraft Foods, Cl. A	24,210	677,880
PepsiCo	42,210	2,572,700
Philip Morris International	17,180	787,531
		6,835,368
Energy—13.5%
Anadarko Petroleum	6,780	244,690
Chevron	12,490	847,571
ConocoPhillips	35,370	1,736,313
EOG Resources	16,120	1,585,724
Exxon Mobil	15,060	859,474
Occidental Petroleum	52,060	4,016,429
Peabody Energy	13,830	541,168
Schlumberger	26,580	1,470,937
		11,302,306
Financial—25.3%
ACE	14,150	728,442
Aflac	9,230	393,844
American Express	12,680	503,396

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Ameriprise Financial	21,980	794,137
AON	16,560	614,707
Bank of America	185,740	2,669,084
Berkshire Hathaway, Cl. B	13,190 [a]	1,051,111
Capital One Financial	7,270	292,981
Citigroup	268,680 [a]	1,010,237
Goldman Sachs Group	7,870	1,033,095
JPMorgan Chase & Co.	92,010	3,368,486
Marsh & McLennan	26,390	595,095
MetLife	35,260	1,331,418
Morgan Stanley	37,720	875,481
PNC Financial Services Group	11,340	640,710
Prudential Financial	14,930	801,144
SunTrust Banks	21,240	494,892
Travelers	17,030	838,728
U.S. Bancorp	45,880	1,025,418
Wells Fargo & Co.	86,590	2,216,704
		21,279,110
Health Care—11.4%
AmerisourceBergen	16,400	520,700
Amgen	15,870 [a]	834,762
Bristol-Myers Squibb	27,500	685,850
Covidien	20,600	827,708
Johnson & Johnson	7,240	427,594
McKesson	7,380	495,641
Merck & Co.	57,930	2,025,812
Pfizer	154,600	2,204,596
Thermo Fisher Scientific	9,660 [a]	473,823
UnitedHealth Group	13,020	369,768
Warner Chilcott, Cl. A	17,093 [a,b]	390,575
WellPoint	7,240 [a]	354,253
		9,611,082
Industrial—11.7%
Caterpillar	7,350	441,515
Dover	20,030	837,054
Eaton	12,340	807,530

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
General Electric	180,260	2,599,349
Honeywell International	10,880	424,646
Pitney Bowes	40,120 [b]	881,035
Raytheon	12,720	615,521
Republic Services	22,520	669,520
Tyco International	12,550	442,137
Union Pacific	20,730	1,440,942
United Technologies	10,260	665,977
		9,825,226
Information Technology—6.5%
AOL	18,046 [a]	375,176
Cisco Systems	68,170 [a]	1,452,703
Hewlett-Packard	26,850	1,162,068
Microsoft	74,050	1,703,891
QUALCOMM	11,540	378,974
Tyco Electronics	16,230	411,917
		5,484,729
Materials—2.3%
Air Products & Chemicals	5,880	381,083
CF Industries Holdings	4,960	314,712
Dow Chemical	17,050	404,426
Freeport-McMoRan Copper & Gold	6,580	389,075
International Paper	20,080	454,410
		1,943,706
Telecommunication Services—5.1%
AT & T	102,970	2,490,844
Vodafone Group, ADR	86,200 [b]	1,781,754
		4,272,598
Utilities—4.8%
Entergy	16,310	1,168,122
NextEra Energy	24,770	1,207,785
Questar	26,590	1,209,579
Southern	13,350	444,288
		4,029,774
Total Common Stocks
(cost $100,961,184)		83,891,380

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,000)	27,000 [c]	27,000

Investment of Cash Collateral
for Securities Loaned—3.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,893,563)	2,893,563 [c]	2,893,563

Total Investments (cost $103,881,747)	103.3%	86,811,943
Liabilities, Less Cash and Receivables	(3.3%)	(2,732,593)
Net Assets	100.0%	84,079,350

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is
$2,748,012 and the total market value of the collateral held by the fund is $2,893,563.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.3	Information Technology	6.5
Energy	13.5	Telecommunication Services	5.1
Industrial	11.7	Utilities	4.8
Health Care	11.4	Money Market Investments	3.5
Consumer Discretionary	11.1	Materials	2.3
Consumer Staples	8.1		103.3

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,748,012)—Note 1(b):
Unaffiliated issuers	100,961,184	83,891,380
Affiliated issuers	2,920,563	2,920,563
Cash		4,627
Receivable for investment securities sold		2,609,803
Dividends and interest receivable		206,408
Receivable for shares of Common Stock subscribed		26,700
Prepaid expenses		22,975
		89,682,456
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		76,700
Liability for securities on loan—Note 1(b)		2,893,563
Payable for investment securities purchased		2,561,147
Payable for shares of Common Stock redeemed		4,043
Accrued expenses		67,653
		5,603,106
Net Assets ($)		84,079,350
Composition of Net Assets ($):
Paid-in capital		138,911,725
Accumulated undistributed investment income—net		619,532
Accumulated net realized gain (loss) on investments		(38,382,103)
Accumulated net unrealized appreciation
(depreciation) on investments		(17,069,804)
Net Assets ($)		84,079,350

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	310,148	27,043	83,742,159
Shares Outstanding	44,368	3,912	11,959,256
Net Asset Value Per Share ($)	6.99	6.91	7.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,040,210
Affiliated issuers	198
Income from securities lending—Note 1(b)	252
Total Income	1,040,660
Expenses:
Management fee—Note 3(a)	363,962
Professional fees	16,215
Registration fees	12,192
Custodian fees—Note 3(c)	11,443
Prospectus and shareholders’ reports	8,402
Directors’ fees and expenses—Note 3(d)	4,537
Shareholder servicing costs—Note 3(c)	3,079
Loan commitment fees—Note 2	1,603
Interest expense—Note 2	1,240
Distribution fees—Note 3(b)	80
Miscellaneous	7,386
Total Expenses	430,139
Less—reduction in expenses due to undertaking—Note 3(a)	(10,050)
Less—reduction in fees due to earnings credits—Note 1(b)	(13)
Net Expenses	420,076
Investment Income—Net	620,584
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,070,334)
Net unrealized appreciation (depreciation) on investments	(5,480,439)
Net Realized and Unrealized Gain (Loss) on Investments	(6,550,773)
Net (Decrease) in Net Assets Resulting from Operations	(5,930,189)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	620,584	2,230,580
Net realized gain (loss) on investments	(1,070,334)	(29,181,005)
Net unrealized appreciation
(depreciation) on investments	(5,480,439)	41,580,400
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,930,189)	14,629,975
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(4,915)
Class C Shares	—	(68)
Class I Shares	(31,979)	(2,194,670)
Total Dividends	(31,979)	(2,199,653)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	167,951	193,228
Class C Shares	10,830	10,000
Class I Shares	1,778,958	5,458,263
Dividends reinvested:
Class A Shares	—	4,640
Class I Shares	2,137	142,701
Cost of shares redeemed:
Class A Shares	(134,591)	(2,761)
Class I Shares	(23,232,496)	(74,032,212)[b]
Class T Shares	—	(6,565)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(21,407,211)	(68,232,706)
Total Increase (Decrease) in Net Assets	(27,369,379)	(55,802,384)
Net Assets ($):
Beginning of Period	111,448,729	167,251,113
End of Period	84,079,350	111,448,729
Undistributed investment income—net	619,532	30,927

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Capital Share Transactions:
Class Ac
Shares sold	21,553	27,668
Shares issued for dividends reinvested	—	612
Shares redeemed	(18,000)	(409)
Net Increase (Decrease) in Shares Outstanding	3,553	27,871
Class C
Shares sold	1,457	1,321
Class I
Shares sold	225,192	911,459
Shares issued for dividends reinvested	269	18,826
Shares redeemed	(2,963,013)	(11,816,423)
Net Increase (Decrease) in Shares Outstanding	(2,737,552)	(10,886,138)
Class Tc
Shares redeemed	—	(1,134)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b Includes redemptions-in-kind amounting to $19,314,039.
c On the close of business on February 4, 2009, 1,134 Class T shares representing $6,565 were converted to 1,126
Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the funds Class A and Class I shares represents the financial highlights of the Class A and Institutional Shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Value Fund (“Hamilton Large Cap Value Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large CapValue Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class A Shares†	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	7.56	6.56	11.55	11.85	11.24	10.81
Investment Operations:
Investment income—net[a]	.03	.05	.15	.25	.18	.15
Net realized and unrealized
gain (loss) on investments	(.60)	1.07	(3.93)	.56	1.53	.76
Total from Investment Operations	(.57)	1.12	(3.78)	.81	1.71	.91
Distributions:
Dividends from
investment income—net	—	(.12)	(.11)	(.26)	(.18)	(.14)
Dividends from net realized
gain on investments	—	—	(.59)	(.85)	(.92)	(.34)
Return of capital	—	—	(.51)	—	—	—
Total Distributions	—	(.12)	(1.21)	(1.11)	(1.10)	(.48)
Net asset value, end of period	6.99	7.56	6.56	11.55	11.85	11.24
Total Return (%)[b]	(7.54)[c]	17.10	(35.49)	6.78	15.41	8.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.35[d]	2.11	1.07	1.04	1.03	1.06
Ratio of net expenses
to average net assets	1.35[d,e]	1.46	1.05	1.04	1.03	1.05
Ratio of net investment income
to average net assets	.73[d]	.78	1.38	2.04	1.50	1.33
Portfolio Turnover Rate	34.70[c]	76.38	133	34	59	43
Net Assets, end of period
($ x 1,000)	310	309	85	1,214	1,371	1,015

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Value Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2010	Year Ended December 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.52	6.51	8.82
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.02	.03
Net realized and unrealized
gain (loss) on investments	(.61)	1.05	(2.34)
Total from Investment Operations	(.61)	1.07	(2.31)
Distributions:
Dividends from investment income—net	—	(.06)	—
Net asset value, end of period	6.91	7.52	6.51
Total Return (%)[d]	(8.11)[e]	16.43	(26.19)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.42[f]	2.44	2.09[f]
Ratio of net expenses to average net assets	2.26[f]	2.15	1.98[f]
Ratio of net investment income
(loss) to average net assets	(.11)[f]	.27	1.39[f]
Portfolio Turnover Rate	34.70[e]	76.38	133
Net Assets, end of period ($ x 1,000)	27	18	7

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2010			Year Ended December 31,
Class I Shares†	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	7.56	6.53	11.51	11.81	11.19	10.76
Investment Operations:
Investment income—net[a]	.05	.11	.18	.28	.21	.18
Net realized and unrealized
gain (loss) on investments	(.61)	1.07	(3.93)	.56	1.54	.76
Total from Investment Operations	(.56)	1.18	(3.75)	.84	1.75	.94
Distributions:
Dividends from
investment income—net	(.00)[b]	(.15)	(.13)	(.29)	(.21)	(.17)
Dividends from net realized
gain on investments	—	—	(.59)	(.85)	(.92)	(.34)
Return of capital	—	—	(.51)	—	—	—
Total Distributions	(.00)[b]	(.15)	(1.23)	(1.14)	(1.13)	(.51)
Net asset value, end of period	7.00	7.56	6.53	11.51	11.81	11.19
Total Return (%)	(7.38)[c]	17.99	(35.40)	7.07	15.84	8.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[d]	.81	.83	.79	.78	.81
Ratio of net expenses
to average net assets	.81[d]	.80	.80	.79	.78	.80
Ratio of net investment income
to average net assets	1.20[d]	1.76	1.85	2.31	1.76	1.59
Portfolio Turnover Rate	34.70[c]	76.38	133	34	59	43
Net Assets, end of period
($ x 1,000)	83,742	111,122	167,151	329,281	361,395	310,927

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Value Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large CapValue Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock. The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,253 Class A and 1,134 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	82,109,626	—	—	82,109,626
Equity Securities—
Foreign†	1,781,754	—	—	1,781,754
Mutual Funds	2,920,563	—	—	2,920,563

†	See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of New York Mellon earned $108 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

22

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($)	6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	—	8,663,000	8,636,000	27,000.0
Dreyfus
Institutional
Cash Advantage
Fund	—	7,251,898	4,358,335	2,893,563	3.5
Total	—	15,914,898	12,994,335	2,920,563	3.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $36,072,624 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $2,199,653. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010, was approximately $219,900 with a related weighted average annualized interest rate of 1.14%.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .80%.

In addition, the Manager has agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25%.

The reduction in expenses, pursuant to the undertakings, amounted to $10,050 during the period ended June 30, 2010.

During the period ended June 30, 2010, the Distributor retained $19 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended June 30, 2010, Class C shares were charged $80, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2010, Class A and Class C shares were charged $508 and $27, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $1,986 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $182 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $13.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $11,443 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $63,476, Rule 12b-1 distribution plan fees $17, shareholder services plan fees $87, custodian fees $7,835, chief compliance officer fees $4,113 and transfer agency per account fees $1,172.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2010, amounted to $35,553,130 and $56,812,681, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

At June 30, 2010, accumulated net unrealized depreciation on investments was $17,069,804, consisting of $1,551,523 gross unrealized appreciation and $18,621,327 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

3

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	August 23, 2010

5

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6